Expense Example	Mar. 30, 2026 USD ($)
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,032
Expense Example, with Redemption, 5 Years	1,392
Expense Example, with Redemption, 10 Years	2,404
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,309
Expense Example, with Redemption, 10 Years	2,853
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,850
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,202
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	2,090
Expense Example, with Redemption, 5 Years	3,858
Expense Example, with Redemption, 10 Years	7,572
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,973
Expense Example, with Redemption, 10 Years	$ 4,366